S000033315 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI Index
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	17.49%	10.06%	9.23%
Morningstar® Global Upstream Natural Resources IndexSM
Prospectus [Line Items]
Average Annual Return, Percent	[2]	(8.43%)	5.97%	5.57%
FlexShares Morningstar Global Upstream Natural Resources Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		(8.53%)	5.47%	5.06%
FlexShares Morningstar Global Upstream Natural Resources Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(9.15%)	4.56%	4.26%
FlexShares Morningstar Global Upstream Natural Resources Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(4.45%)	4.23%	3.92%

[1]	In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the Morningstar® Global Upstream Natural Resources IndexSM to the MSCI ACWI Index. The Fund will continue to compare its performance to the Morningstar® Global Upstream Natural Resources IndexSM, which reflects the market segments in which the Fund invests.
[2]	Reflects no deduction for fees, expenses or taxes.